Pensions and other post-retirement benefit obligations - Schedule of defined benefit plan recognised in balance sheet (Details) - GBP (£) £ in Millions	Sep. 30, 2022	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (79)	£ (71)
Net defined benefit asset	2,635	3,075
Assets	3,443	3,885
Liabilities	(808)	(810)
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	(18,804)	(23,541)
Fair value of plan assets	21,822	27,013
Funding surplus/(deficit)	3,018	3,472
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	£ (304)	£ (326)